Refund liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities
Development of refund liabilities during the period is presented below:

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	39,941	143,085
Additions	4,013	465
Payments	(979)	(352)
Other releases	(18,922)	(108,542)
Revenue recognition	—	(40)
Interest expense capitalized	360	8,419
Exchange rate difference	1,728	(3,095)
BALANCE AS AT CLOSING DATE	26,141	39,941
Less non-current portion	(6,491)	(6,303)
CURRENT PORTION	19,650	33,637